Impairment, Restructuring Charges and Other Related Closure Costs - Changes to Restructuring Provisions Recorded on Consolidated Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Charges incurred	$ 66	$ 183	$ 108
Amounts paid	(86)
ST-Ericsson Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Charges incurred		9
$600-650 Million Net Opex Plan [Member]
Restructuring Cost and Reserve [Line Items]
Charges incurred	112
Digital Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Charges incurred		16
EPS Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Charges incurred	30
Other Restructuring Initiatives [Member]
Restructuring Cost and Reserve [Line Items]
Charges incurred			11
Changes to Restructuring Provisions [Member]
Restructuring Cost and Reserve [Line Items]
Provision, beginning balance	76	91
Charges incurred	68	217
Adjustments for unused provisions	(2)	(34)
Amounts paid	(86)	(147)
Advances not refunded upon contract termination	(13)
Currency translation effect	(1)	1
ST-Ericsson break-up and deconsolidation		(52)
Provision, ending balance	42	76
Changes to Restructuring Provisions [Member] | ST-Ericsson Exit [Member]
Restructuring Cost and Reserve [Line Items]
Provision, beginning balance		8
Charges incurred		100
Adjustments for unused provisions		(31)
Amounts paid		(30)
Currency translation effect		(1)
ST-Ericsson break-up and deconsolidation		(46)
Changes to Restructuring Provisions [Member] | ST-Ericsson Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Provision, beginning balance		59
Charges incurred		12
Adjustments for unused provisions		(3)
Amounts paid		(56)
ST-Ericsson break-up and deconsolidation		(12)
Changes to Restructuring Provisions [Member] | $600-650 Million Net Opex Plan [Member]
Restructuring Cost and Reserve [Line Items]
Provision, beginning balance	46
Charges incurred	25	88
Adjustments for unused provisions	(1)
Amounts paid	(58)	(44)
Currency translation effect	(1)	2
Provision, ending balance	11	46
Changes to Restructuring Provisions [Member] | Digital Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Provision, beginning balance	6	12
Charges incurred		3
Amounts paid	(6)	(9)
Provision, ending balance		6
Changes to Restructuring Provisions [Member] | Manufacturing Restructuring Plans [Member]
Restructuring Cost and Reserve [Line Items]
Provision, beginning balance	10	3
Charges incurred	12	8
Amounts paid	(17)	(1)
Provision, ending balance	5	10
Changes to Restructuring Provisions [Member] | EPS Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Charges incurred	31
Adjustments for unused provisions	(1)
Amounts paid	(2)
Advances not refunded upon contract termination	(13)
Provision, ending balance	15
Changes to Restructuring Provisions [Member] | Other Restructuring Initiatives [Member]
Restructuring Cost and Reserve [Line Items]
Provision, beginning balance	14	9
Charges incurred		6
Amounts paid	(3)	(7)
ST-Ericsson break-up and deconsolidation		6
Provision, ending balance	$ 11	$ 14